Document and Entity Information	Oct. 30, 2026
Document and Entity Information
Entity Registrant Name	FIRST KEYSTONE CORPORATION
Document Type	8-K
Entity File Number	000-21344
Entity Tax Identification Number	23-2249083
Document Period End Date	Oct. 30, 2026
Entity Address, Address Line One	111 West Front Street
Entity Address, City or Town	Berwick
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18603
City Area Code	570
Local Phone Number	752-3671
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Amendment Flag	false
Title of 12(b) Security	Common Stock
Trading Symbol	FKYS
Entity Incorporation, State or Country Code	PA
Entity Emerging Growth Company	false
Entity Central Index Key	0000737875